SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Trade receivables	$ 11,879	$ 414,263
Other receivable	12,199
GST receivable	13,254	5,324
Total trade receivables	$ 37,332	$ 419,587